Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and due from banks	$ 4,985		$ 2,161
Interest-bearing deposits in banks (including pledged deposits of $39,210 in 2014 and $9,032 in 2013)	775,530		837,557
Securities available-for-sale (including pledged securities to creditors of $307,530 in 2014 and $296,811 in 2013)	338,973		334,368
Securities held-to-maturity (fair value of $53,295 in 2014 and $33,634 in 2013) (including pledged securities to creditors of $13,004 in 2014 and $13,007 in 2013)	54,180		33,759
Investment funds	57,574		118,661
Loans	6,686,244	[1]	6,148,298	[1]
Less:
Allowance for loan losses	79,675		72,751
Unearned income and deferred fees	8,509		6,668
Loans, net	6,598,060	[2]	6,068,879	[3]
Customers' liabilities under acceptances	114,018		1,128
Accrued interest receivable	47,938		40,727
Equipment and leasehold improvements (net of accumulated depreciation and amortization of $16,203 in 2014 and $13,881 in 2013)	8,129		10,466
Derivative financial instruments used for hedging - receivable	12,324	[4]	15,217	[4]
Other assets	13,561		8,389
Total assets	8,025,272		7,471,312
Deposits:
Noninterest-bearing - Demand	394		663
Interest-bearing - Demand	83,781		62,384
Time	2,422,519		2,298,289
Total deposits	2,506,694		2,361,336
Trading liabilities	52		72
Securities sold under repurchase agreement	300,519		286,162
Short-term borrowings and debt	2,692,537		2,705,365
Acceptances outstanding	114,018		1,128
Accrued interest payable	14,855		13,786
Long-term borrowings and debt	1,405,519		1,153,871
Derivative financial instruments used for hedging - payable	40,287		8,572
Reserve for losses on off-balance sheet credit risk	6,849		5,222
Other liabilities	32,879		27,947
Total liabilities	7,114,209		6,563,461
Commitments and contingencies
Redeemable noncontrolling interest	0		49,899
Stockholders' equity:
Additional paid-in capital in excess of assigned value of common stock	117,339		118,646
Capital reserves	95,210		95,210
Retained earnings	510,046		458,699
Accumulated other comprehensive loss	(13,885)		(12,575)
Treasury stock	(77,627)		(82,008)
Total stockholders' equity	911,063		857,952
Total liabilities and stockholders' equity	8,025,272		7,471,312
Class A common stock [Member]
Stockholders' equity:
Common stock	44,407		44,407
Treasury stock	(10,708)		(10,708)
Class B common stock [Member]
Stockholders' equity:
Common stock	20,683		20,683
Treasury stock	(16,242)		(15,655)
Class E common stock [Member]
Stockholders' equity:
Common stock	214,890		214,890
Treasury stock	$ (50,677)		$ (55,645)

[1]	Current ratings as of December 31, 2014 and 2013, respectively.
[2]	The carrying value of loans is net of the Allowance for loan losses of $79.7 million and unearned income and deferred fees of $8.5 million for December 31, 2014.
[3]	The carrying value of loans is net of the Allowance for loan losses of $72.7 million and unearned income and deferred fees of $6.7 million for December 31, 2013.
[4]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.